Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	ALLIANZ FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000867297
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 17, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 17, 2012
Allianz Global Investors Money Market Fund (Prospectus Summary) | Allianz Global Investors Money Market Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AIAXX
Allianz Global Investors Money Market Fund (Prospectus Summary) | Allianz Global Investors Money Market Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AICXX
Allianz Global Investors Money Market Fund (Prospectus Summary) | Allianz Global Investors Money Market Fund | Institutional II
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGIXX